Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash Flow from Operating Activities:
Net income	$ 354,396	$ 436,826	$ 409,331
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	211,224	214,885	211,791
Equity-based compensation expense	47,476	44,539	42,700
Deferred income taxes	25,098	6,551	(2,315)
Excess tax benefit from equity-based compensation		(4,666)	(6,913)
Loss from short-term interest-bearing investments	1,324	9	407
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	(66,451)	(41,075)	(70,859)
Prepaid expenses and other current assets	(18,736)	11,002	(11,164)
Other noncurrent assets	9,674	(52,667)	2,587
Accounts payable, accrued expenses and accrued personnel	25,348	72,049	59,982
Deferred revenue	7,650	(50,230)	(49,828)
Income taxes payable, net	(31,036)	(15,145)	10,112
Other noncurrent liabilities	(8,718)	14,034	24,403
Net cash provided by operating activities	557,249	636,112	620,234
Cash Flow from Investing Activities:
Purchase of property and equipment	(231,146)	(133,392)	(130,086)
Proceeds from sale of short-term interest-bearing investments	303,090	278,066	361,960
Purchase of short-term interest-bearing investments	(76,037)	(281,983)	(370,742)
Net cash paid for acquisitions	(355,142)	(18,064)	(283,450)
Other	(3,157)	(29,940)	(18,533)
Net cash used in investing activities	(362,392)	(185,313)	(440,851)
Cash Flow from Financing Activities:
Borrowings under financing arrangements	120,000	200,000	200,000
Payments under financing arrangements	(120,000)	(400,000)	(220,000)
Repurchase of shares	(419,228)	(340,597)	(413,422)
Proceeds from employee stock option exercises	81,280	87,586	89,600
Payments of dividends	(134,292)	(121,503)	(109,304)
Investment by noncontrolling interests, net	47,013
Excess tax benefit from equity-based compensation and other	(458)	4,666	6,830
Net cash used in financing activities	(425,685)	(569,848)	(446,296)
Net decrease in cash and cash equivalents	(230,828)	(119,049)	(266,913)
Cash and cash equivalents at beginning of year	649,611	768,660	1,035,573
Cash and cash equivalents at end of year	418,783	649,611	768,660
Cash paid for:
Income taxes, net of refunds	55,938	67,544	50,407
Interest	$ 2,009	$ 1,145	$ 576